Pension Plans and Other Postretirement Benefits Pension and Non Pension Plan Assets - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	$ 38	$ 30
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Small mid Cap Equity Funds	$ 12	$ 10
Other International Equity	32	24
Debt Securities Fixed Income	52	58
Cash, Money Market and Other	20	0
Pension Benefits Fair Value of Plan Assets	154	122	$ 114
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	38	30
Small mid Cap Equity Funds	12	10
Other International Equity	32	24
Debt Securities Fixed Income	52	58
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	134	122
United States Pension Plan of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	20	0
Pension Benefits Fair Value of Plan Assets	$ 20	$ 0
United States Pension Plan of US Entity, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	53.00%	53.00%
Defined Benefit Plan, Target Plan Asset Allocations	52.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	34.00%	47.00%
Defined Benefit Plan, Target Plan Asset Allocations	33.00%
United States Pension Plan of US Entity, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	13.00%	0.00%
Defined Benefit Plan, Target Plan Asset Allocations	15.00%
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Other International Equity	$ 11	$ 9
Debt Securities Fixed Income	7	7
Cash, Money Market and Other	1	1
Pension Benefits Fair Value of Plan Assets	42	35	$ 34
Pooled Insurance Products with Fixed Income Guarantee	23	18
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	11	9
Debt Securities Fixed Income	7	7
Cash, Money Market and Other	1	1
Pension Benefits Fair Value of Plan Assets	42	35
Pooled Insurance Products with Fixed Income Guarantee	23	18
Foreign Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets	0	0
Pooled Insurance Products with Fixed Income Guarantee	$ 0	$ 0
Foreign Pension Plan, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	26.00%	25.00%
Defined Benefit Plan, Target Plan Asset Allocations	21.00%
Foreign Pension Plan, Defined Benefit [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	17.00%	20.00%
Defined Benefit Plan, Target Plan Asset Allocations	16.00%
Foreign Pension Plan, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	57.00%	55.00%
Defined Benefit Plan, Target Plan Asset Allocations	63.00%